Segment and Revenue Information (Tables)	6 Months Ended
Dec. 31, 2023
Segment and Revenue Information [Abstract]
Schedule of Operating Segments Based On the Internal Reports
	Research and	Hyperimmune
Consolidated entity	development	products	Other	Total
31 December 2023	$	$	$	$
Hyperimmune products revenue	-	2,355,580	-	2,355,580
Cost of sales of goods	-	(775,232)	-	(775,232)
Gross profit	-	1,580,348	-	1,580,348

Other income	2,478,366	6,987	-	2,485,353
Other gains/(losses) – net	-	-	(750,560)	(750,560)

General and administrative expenses/adjustments	-	233	(1,949,463)	(1,949,230)
Research and development expenses	(2,653,086)	-	-	(2,653,086)
Selling and marketing expenses	-	(732,853)	-	(732,853)
Operating profit/(loss)	(174,720)	854,715	(2,700,023)	(2,020,028)

Finance income	-	-	153,508	153,508
Finance costs	-	-	(4,007)	(4,007)

Share of loss from equity accounted associate	-	-	(202,655)	(202,655)
Profit/(loss) for the period	(174,720)	854,715	(2,753,177)	(2,073,182)

Assets
Segment assets	445,996	2,715,183	16,721,537	19,882,716
Total assets	445,996	2,715,183	16,721,537	19,882,716

Liabilities
Segment liabilities	220,791	1,170,374	965,036	2,356,201
Total liabilities	220,791	1,170,374	965,036	2,356,201

	Research and	Hyperimmune
Consolidated entity	development	products	Other	Total
31 December 2022	$	$	$	$

Hyperimmune products revenue	-	583,646	-	583,646
Cost of sales of goods	-	(155,726)	-	(155,726)
Gross profit	-	427,920	-	427,920

Other income	1,601,696	7,410	-	1,609,106
Other gains/(losses) – net	-	-	(130,937)	(130,937)

General and administrative expenses/adjustments	-	9,584	(1,869,465)	(1,859,881)
Research and development expenses	(1,521,635)	-	-	(1,521,635)
Selling and marketing expenses	-	(460,791)	-	(460,791)
Operating profit/(loss)	80,061	(15,877)	(2,000,402)	(1,936,218)

Finance income	-	-	54,072	54,072
Finance costs	-	-	(4,501)	(4,501)
Share of loss from equity accounted associate	-	-	(91,736)	(91,736)
Profit/(loss) for the period	80,061	(15,877)	(2,042,567)	(1,978,383)

Assets
Segment assets	134,663	1,439,061	21,527,081	23,100,805
Total assets	134,663	1,439,061	21,527,081	23,100,805

Liabilities
Segment liabilities	23,723	145,027	1,667,775	1,836,525
Total liabilities	23,723	145,027	1,667,775	1,836,525